Business Acquisitions - Additional Information (Detail) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		4 Months Ended	9 Months Ended
	Oct. 15, 2015	Jun. 15, 2015	Jun. 02, 2015	Jun. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Business Acquisition [Line Items]
Revenues					$ 43,587	$ 39,284		$ 128,676	$ 112,487
Net Income					$ (4,330)	$ (6,308)		$ (3,551)	$ (19,035)
Dan Sabia [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired		100.00%
Business acquisition, fair value of vessel and equipment acquired		$ 103,389
Business acquisition, outstanding debt		64,470
Purchase price adjustments		$ 2,655
Revenues							$ 2,900
Net Income							$ 1,500
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Business acquisition, percentage of interest acquired	100.00%
Business acquisition, fair value of vessel and equipment acquired	$ 115,000
Business acquisition, outstanding debt	84,275
Purchase price adjustments	$ 2,391
Common Units [Member]
Business Acquisition [Line Items]
Common units issued			5,000,000	5,000,000					5,000,000
Common Units [Member] | Dan Sabia [Member]
Business Acquisition [Line Items]
Common units issued		5,000,000